Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Variable lease, cost	$ 0	$ 0	$ 0
Sublease income	$ 0	$ 0	$ 0
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	9 years
Land | Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	93 years